Segmented Information - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of geographical areas [line items]
Revenue	$ 278,906	$ 245,536
Canada
Disclosure of geographical areas [line items]
Revenue	255,278	230,279
Customer A | Canada
Disclosure of geographical areas [line items]
Revenue	34,800	26,700
Customer B | Canada
Disclosure of geographical areas [line items]
Revenue	33,800	31,900
Customer C | Canada
Disclosure of geographical areas [line items]
Revenue	32,600
Customer D | Canada
Disclosure of geographical areas [line items]
Revenue	$ 26,900	$ 29,100